Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 26,408	$ 883	$ 30,076
Less: Loss allowance	(2,360)		(2,602)
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	28,768		32,678
Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	(799)		(631)
Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	20,080		24,397
Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 19,281		23,766
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1,502)		(1,913)
Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	5,699		5,999
Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 4,197		$ 4,086
Not Past Due [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	2.00%	2.00%	3.00%
Not Past Due [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (56)		$ (80)
Not Past Due [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	19,020		23,307
Not Past Due [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 18,964		$ 23,227
Not Past Due [Member] | Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Project Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Not Past Due [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (3)		$ (153)
Not Past Due [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	4,054		4,067
Not Past Due [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 4,051		$ 3,914
Less Than 30 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	3.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	25.00%	25.00%	30.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (26)		$ (27)
Less Than 30 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	268		455
Less Than 30 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 242		$ 428
Less Than 30 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Less Than 30 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (5)		$ (8)
Less Than 30 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	78		88
Less Than 30 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 73		$ 80
31-60 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	7.00%
31-60 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	68.00%	68.00%	69.00%
31-60 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (28)		$ (24)
31-60 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	75		95
31-60 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 47		$ 71
31-60 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	10.00%	10.00%	10.00%
31-60 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (5)		$ (10)
31-60 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	52		92
31-60 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 47		$ 82
61-90 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	19.00%
61-90 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	83.00%	83.00%	82.00%
61-90 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (35)		$ (29)
61-90 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	47		49
61-90 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 12		$ 20
61-90 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%	30.00%
61-90 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (11)		$ (3)
61-90 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	30		8
61-90 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 19		$ 5
91-120 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	11.00%	11.00%	32.00%
91-120 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	90.00%	90.00%	90.00%
91-120 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (26)		$ (28)
91-120 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	41		37
91-120 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 15		$ 9
91-120 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%	50.00%
91-120 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (5)		$ (8)
91-120 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	12		12
91-120 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 7		$ 4
121-180 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	17.00%	17.00%	61.00%
121-180 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	96.00%	96.00%	95.00%
121-180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (27)		$ (25)
121-180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	28		36
121-180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 1		$ 11
121-180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%	80.00%
121-180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1)		$ (6)
121-180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1		7
121-180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 1
Over 180 Days [Member] | Telecommunications Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (601)		$ (418)
Over 180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	601		418
Over 180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
Over 180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1,472)		$ (1,725)
Over 180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1,472		1,725
Over 180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0